RELATED PARTY TRANSACTIONS (Details Textual) (Directors and Officers Liability Insurance [Member], USD $)	12 Months Ended
Dec. 31, 2010
Directors and Officers Liability Insurance [Member]
Premiums Paid For Insurance Policies	$ 30,000